Note 6 - Leases (Details Textual)			12 Months Ended
	Mar. 31, 2015 USD ($)	Jan. 29, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents			$ 30,613,000
Amortization of Prepaid Bareboat Charter Hire			1,657,000	$ 1,577,000	$ 1,431,000
Prepaid Bareboat Charter Hire			$ 6,934,000
M/T Stenaweco Energy Sale Leaseback [Member]
Sale Leaseback Transaction, Lease Term		7 years
Sale Leaseback Transaction, Rent Expense, Per Day		$ 8,586
Sale Leaseback Transaction, Buyback Period, Minimum Term		3 years
Sale Leaseback Transaction, Buyback Period, Maximum Term		7 years
M/T Stenaweco Evolution Sale Leaseback [Member]
Sale Leaseback Transaction, Rent Expense, Per Day	$ 8,625
M/T Stenaweco Energy and M/T Stenaweco Evolution Sale Leaseback [Member]
Sale Leaseback Transaction, Lease Terms, Covenant, Leverage Ratio Maximum			75.00%
Sale Leaseback Transaction, Lease Terms, Covenant, Free Liquidity Per Vessel Minimum			$ 750,000
Sale Leaseback Transaction, Lease Terms, Covenant, Free Liquidity Per Bareboat Chartered-in Vessel Minimum			500,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents			$ 4,750,000
Sale Leaseback Transaction, Number of Vessels			2
Sale Leaseback Transaction, Deferred Loss			$ 11,600,000